                        INSTITUTIONAL MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999

ASSETS
Investment:
Interest in Master Portfolio, at market value (Note 1) .................................                           $10,125
                                                                                                                   =======
Total Assets ...........................................................................                            10,125
                                                                                                                   -------
LIABILITIES
Payables:
     Other accrued expenses.............................................................                                 1
                                                                                                                   =======
Total Liabilities ......................................................................                                 1
                                                                                                                   =======
TOTAL NET ASSETS .......................................................................                           $10,124
                                                                                                                   =======
Net assets consist of:
     Paid-in capital....................................................................                            10,124
                                                                                                                   =======
TOTAL NET ASSETS                                                                                                   $10,124
                                                                                                                   =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
     PER SHARE
Distributor Shares
Net Assets .............................................................................                           $ 5,062
Shares outstanding .....................................................................                             5,062
Net asset value and offering price per share ...........................................                           $  1.00
Institutional Shares
Net Assets .............................................................................                           $ 5,062
Shares outstanding .....................................................................                             5,062
Net asset value and offering price per share ...........................................                           $  1.00

  The accompanying notes are an integral part of these financial statements.

                        INSTITUTIONAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                                                                                                           For the Period Ended
                                                                                                              December 31, 1999*
                                                                                                           ---------------------
NET INVESTMENT INCOME
       ALLOCATED FROM MASTER PORTFOLIO
       Interest................................................................................                         $   128
       Expenses (Note 2) ......................................................................                              (3)
                                                                                                           --------------------
       Net Investment Income Allocated from Master Portfolio                                                                125
EXPENSES (NOTE 2)
       Distribution costs - Distributor Shares ................................................                               1
       Administration fees ....................................................................                               - **
                                                                                                           ====================

Total Expenses ................................................................................                               1
                                                                                                           ====================

NET INVESTMENT INCOME .........................................................................                             124
                                                                                                           --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................                         $   124
                                                                                                           ====================

 *   Period from August 1, 1999 (commencement of operations) to December 31,
     1999.
**   Rounds to less than $1.

  The accompanying notes are an integral part of these financial statements.

                        INSTITUTIONAL MONEY MARKET FUND
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          For the Period Ended
                                                                                                          December 31, 1999*
                                                                                                          --------------------
INCREASE IN NET ASSETS
Operations:
     Net investment income ...................................................................            $              124
                                                                                                          ==================
Net increase in net assets resulting from operations .........................................                           124
                                                                                                          ------------------
Distributions to shareholders:
       From net investment income
                 Distributor Shares...........................................................                           (62)
                 Institutional Shares.........................................................                           (62)
                                                                                                         ===================
Net distributions to shareholders ............................................................                          (124)

Capital share transactions:
       Distributor Shares
       Proceeds from shares sold..............................................................                         5,000
       Reinvestment of dividends and distributions............................................                            62
       Cost of shares redeemed................................................................                             -
                                                                                                         -------------------
Net increase resulting from capital share transactions - Distributor Shares ..................                         5,062
                                                                                                         -------------------
       Institutional Shares
       Proceeds from shares sold..............................................................                         5,000
       Reinvestment of dividends and distributions............................................                            62
       Cost of shares redeemed................................................................                             -
                                                                                                         -------------------
Net increase resulting from capital share transactions - Institutional Shares ................                         5,062
                                                                                                         -------------------

Increase in Net Assets .......................................................................                        10,124
NET ASSETS:
Beginning net assets .........................................................................                             -
Ending net assets ............................................................................           $            10,124
                                                                                                         ===================
SHARES ISSUED AND REDEEMED:
       Distributor Shares
       Shares sold............................................................................                         5,000
       Shares issued in reinvestment of dividends and distributions...........................                            62
       Shares redeemed........................................................................                             -
                                                                                                         -------------------
Net increase in shares outstanding ...........................................................                         5,062
                                                                                                         ===================
       Institutional Shares
       Shares sold............................................................................                         5,000
       Shares issued in reinvestment of dividends and distributions...........................                            62
       Shares redeemed........................................................................                             -
                                                                                                         ===================
Net increase in shares outstanding ...........................................................                         5,062
                                                                                                         ===================

* Period from August 1, 1999 (commencement of operations) to December 31, 1999.

  The accompanying notes are an integral part of these financial statements.

                        INSTITUTIONAL MONEY MARKET FUND
                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

                                                                   For the Period Ended
                                                                    December 31, 1999*
                                                               -------------------------------
                                                                 Distributor     Institutional
                                                                   Shares           Shares
                                                                -------------    -------------
Net Assets Value, beginning of period.......................    $        1.00    $        1.00
Income from investment operations:
    Net investment income...................................             0.02             0.02
                                                                -------------    -------------
Total from investment operations............................             0.02             0.02
Less distributions:
    From net investment income..............................            (0.02)           (0.02)
                                                                -------------    -------------
Total distributions.........................................            (0.02)           (0.02)
                                                                -------------    -------------
Net Asset Value, end of period..............................    $        1.00    $        1.00
                                                                =============    =============
Total Return (not annualized)...............................             2.22%            2.26%
Ratios/Supplemental data:
    Net assets, end of period (000).........................    $           5    $           5
Ratios to average net assets**:
    Ratio of expenses to average net assets.................             0.09%            0.07%
    Ratio of net investment income to average net assets....             2.95%            2.97%

  * Period from August 1, 1999 (commencement of operations) to December 31,
    1999.
 ** Annualized.

  The accompanying notes are an integral part of these financial statements.

                        INSTITUTIONAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS


1. Summary of Significant Accounting Policies

     Institutional Money Market Fund (the "Fund") is a series of the Barclays Global Investor's Funds, Inc. (formerly, MasterWorks Funds Inc.) (the "Company"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company was established as a Maryland corporation on October 15, 1993 (commenced operations on July 2, 1993), and currently offers the following Funds: Asset Allocation, Bond Index, Institutional Money Market, LifePath Income (formerly LifePath
2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and S&P 500 Stock Index Funds (each, a "Fund", collectively, the "Funds"). These financial statements relate to the Institutional Money Market Fund.

     The investment objective of the Fund is to provide a high level of income while preserving capital and liquidity by investing in high quality, short-term investments. The Fund pursues its investment objective by investing all of its assets in the Money Market Master Portfolio (the " Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund presently offers two classes of shares, Distributor Shares and Institutional Shares. Shares of each class have identical interests in the Master Portfolio and have the same rights, however, differ principally in their respective distribution fees.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


Investment Policy and Security Valuation

     The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was less than 0.01% of the outstanding interests of the Master Portfolio. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.


Security Transactions and Income Recognition

     Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: Interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. All net investment income and realized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

                        INSTITUTIONAL MONEY MARKET FUND
                   NOTES TO FINANCIAL STATEMENTS--Continued


Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions of the Code applicable to regulated investment companies, as defined by the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.


Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. Agreements and Other Transactions with Affiliates

     Stephens Inc. ("Stephens") and Barclays Global Investors ("BGI") (the "Administrators") provide administrative services to the Fund. Pursuant to a Co-Administration Agreement, services provided by the Administrators include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Directors; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Company; and preparing and disseminating material for meetings of the Board of Directors and shareholders. The Fund pays the Administrators a monthly fee calculated at an annual rate of 0.02% of the Fund's average daily net assets. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Stephens serves as the Distributor of the Fund's shares. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to pay expenses relating to the distribution of its Distributor Shares. Under the plan, the Fund pays a fee to Stephens, calculated at an annual rate of 0.10% of the average daily net assets of the Fund's Distributor Shares as compensation for services rendered in connection with the sale and distribution of the Distributor Shares. This fee is an expense of Distributor Shares only and is not borne by the Institutional Shares.

     Certain officers and directors of the Company are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the outstanding shares of the Fund.

3. Capital Shares Transactions

     As of December 31, 1999, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company. As of December 31, 1999, the Fund was authorized 7 billion shares of $.001 par value capital stock. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

Independent Auditors' Report
----------------------------

To the Shareholders and Board of Directors of Barclays Global Investors Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Institutional Money Market Fund (one fund of Barclays Global Investors Funds, Inc.) as of December 31, 1999 and the related statements of operations, changes in net assets and financial highlights for the period from August 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Money Market Fund as of December 31, 1999, the results of its operations, changes in its net assets, and its financial highlights for the period from August 1, 1999 to December 31, 1999 in conformity with generally accepted accounting principles.

                                                             KPMG LLP

San Francisco, California
February 11, 2000

MASTER INVESTMENT PORTFOLIO--MONEY MARKET
MASTER PORTFOLIO--DECEMBER 31, 1999
Portfolio of Investments

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               CERTIFICATES OF DEPOSIT--13.85%
$  5,000,000   Abbey National Treasury Service                                    5.04%      02/08/00         $  4,999,997
   5,000,000   ABN Amro Bank NV                                                   5.14%      02/22/00            4,999,725
   3,000,000   American Express Centurion                                         5.97%      02/03/00            3,000,000
  10,000,000   Bank of Montreal                                                   5.09%      04/14/00            9,998,902
   3,000,000   Bayerische Hypo-Und Vereinsbank AG                                 5.23%      03/01/00            3,000,048
   5,000,000   Chase Manhattan Bank                                               5.18%      03/15/00            4,999,414
   3,000,000   Credit Suisse First Boston                                         5.60%      06/04/00            3,000,000
                                                                                                              ------------
               TOTAL CERTIFICATES OF DEPOSIT                                                                  $ 33,998,086

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               COMMERCIAL PAPER--52.39%
   3,000,000   Accor BNP                                                          6.12%      02/04/00            2,982,660
   1,195,000   Atlantis One Funding Corp                                          5.93%      03/23/00            1,178,859
   8,096,000   BMW US Capital Corp                                                5.00%      01/03/00            8,093,751
   3,528,000   Countrywide Home Loans Inc                                         6.12%      02/15/00            3,501,011
   6,000,000   Countrywide Home Loans Inc                                         6.55%      02/03/00            5,963,975
   9,000,000   Dorada Finance Inc                                                 5.82%      03/08/00            8,902,515
   5,000,000   Edison Asset Securization                                          5.86%      02/11/00            4,966,659
   4,270,000   Enterprises Funding Corp                                           6.50%      01/14/00            4,259,977
   2,977,000   Falcon Asset Securization                                          5.85%      02/18/00            2,953,779
   5,000,000   Falcon Asset Securization                                          5.86%      02/08/00            4,969,072
   2,184,000   Forrestal Funding                                                  6.17%      01/18/00            2,177,637
   4,166,000   Forrestal Funding                                                  6.22%      01/18/00            4,153,763
   3,000,000   General Electric Capital Corp                                      5.95%      03/16/00            2,962,812
   2,100,000   General Electric Capital Corp                                      6.00%      02/07/00            2,087,050
   3,000,000   General Electric Financial Assurance Holding                       5.93%      04/10/00            2,950,584
   8,000,000   Greenwich Funding Corp                                             5.85%      02/10/00            7,948,000
   3,000,000   International Securitization Corp                                  6.20%      01/27/00            2,986,567
   2,000,000   International Securitization Corp                                  6.85%      01/18/00            1,993,531
   5,000,000   Intrepid Funding                                                   5.88%      04/12/00            4,916,700
   1,500,000   Kitty Hawk Funding Corp                                            5.86%      02/15/00            1,489,013
   2,000,000   Lexington Parker Capital Corp                                      6.10%      01/28/00            1,990,850
   8,000,000   Lexington Parker Capital Corp                                      6.59%      02/07/00            8,000,000
   2,296,000   Liberty Street Funding Corp                                        5.93%      03/15/00            2,268,013
   2,000,000   Liberty Street Funding Corp                                        5.95%      02/07/00            1,987,770
   2,000,000   Liberty Street Funding Corp                                        6.09%      02/17/00            1,984,098
   8,000,000   Merrill Lynch & Co Inc                                             6.15%      02/02/00            7,956,267
   4,300,000   Monte Rosa Capital Corp                                            5.87%      02/04/00            4,276,161
   2,000,000   Monte Rosa Capital Corp                                            5.95%      03/21/00            1,973,556
   2,204,000   Monte Rosa Capital Corp                                            6.00%      03/20/00            2,174,980
   2,000,000   Moriarty LLC                                                       6.17%      01/26/00            1,991,431
   1,258,000   Silver Tower US Funding LLC                                        5.90%      02/07/00            1,250,371
   2,000,000   Special Purpose Accounts Receivable Corp                           5.86%      02/10/00            1,986,978
   2,000,000   Thames Asset Global Securitization No. 1 Inc                       6.00%      01/18/00            1,994,333
   3,000,000   Thames Asset Global Securitization No. 1 Inc                       6.02%      02/15/00            2,977,425
   3,000,000   Transportadora de Gas del Sur SA                                   6.00%      03/31/00            2,955,000

   1,411,000   Variable Funding Capital Corp                                      7.00%      01/18/00            1,406,336
                                                                                                              ------------
               TOTAL COMMERCIAL PAPER                                                                         $128,611,484

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               MEDIUM TERM NOTES--4.89%
   7,000,000   Morgan Guaranty Trust Co                                           5.36%      04/05/00            7,000,000
   5,000,000   SNB Key Bank Bank Notes                                            5.60%      06/16/00            4,998,464
                                                                                                              ------------
               TOTAL MEDIUM TERM NOTES                                                                        $ 11,998,464

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               TIME DEPOSITS--5.30%
   8,000,000   Bayerische Hypo-Und Vereinsbank AG                                 5.50%      01/03/00            8,000,000
   5,000,000   Canadian Imperial Bank of Commerce                                 5.00%      01/03/00            5,000,000
                                                                                                              ------------
               TOTAL TIME DEPOSITS                                                                            $ 13,000,000

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               U.S. GOVERNMENT AGENCY SECURITIES--2.04%
   5,000,000   Federal Home Loan Bank                                             4.95%      02/17/00            4,999,693
                                                                                                              ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                        $  4,999,693

                                                                                Yield to     Maturity
  Principal    Security Name                                                    Maturity       Date               Value
               VARIABLE & FLOATING RATE NOTES--20.69%
   4,818,056   Associates Manufactured Housing Certificates                       6.69%      10/16/00            4,818,056
   7,000,000   Ford Motor Credit Co                                               5.74%      08/18/00            6,995,629
  10,000,000   GMAC Mortgage Corp                                                 6.48%      01/04/00            9,994,603
   8,000,000   National City Bank                                                 6.46%      10/04/00            7,992,734
   5,000,000   Norwest Financial Inc                                              6.49%      09/07/00            4,997,984
   5,000,000   Sigma Finance Inc                                                  5.90%      09/14/00            5,000,000
   4,000,000   Sigma Finance Inc                                                  5.99%      03/29/00            3,999,807
   7,000,000   Special Purpose Accounts Receivable Corp                           6.57%      02/07/00            7,000,000
                                                                                                              ------------
               TOTAL VARIABLE & FLOATING RATE NOTES                                                           $ 50,798,813


  Principal    Security Name                                                                                      Value
               REPURCHASE AGREEMENTS--0.00%
         643   Morgan Stanley Tri-party Repurchase Agreement dated 12/31/99, due                                       643
               01/03/00 with a maturity value of $643 and an effective yield of
               2.40%, collateralized by  U.S Treasury Notes with a rate of 6.25%, a maturity of 04/30/01 and market value of $10,129.
                                                                                                              ------------
               TOTAL REPURCHASE AGREEMENTS                                                                    $        643


               TOTAL INVESTMENTS IN SECURITIES                                                  99.16%        $243,407,183
               (Cost $243,407,183) * (Note 1)
               Other Assets and Liabilities                                                      0.84%           2,066,079
                                                                                             --------         ------------
                      TOTAL NET ASSETS                                                         100.00%        $245,473,262
                                                                                             ========         ============

________________________________________________________________________________
          * Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Assets and Liabilities
December 31, 1999
================================================================================

ASSETS
Investments:
In securities, at market value (Cost $243,407,183) (Note 1)....   $  243,407,183
Receivables:
Interest.......................................................        2,140,308
                                                                  --------------
       Total Assets............................................      245,547,491
                                                                  --------------

LIABILITIES
Payables:
Due to BGI (Note 2)............................................           74,229
                                                                  --------------
       Total Liabilities.......................................           74,229
                                                                  --------------

TOTAL NET ASSETS...............................................   $  245,473,262
                                                                  ==============

  The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statements of Operations

---------------------------------------------------------------------------------------------------------------------------------
                                                                 For the Period Ended                   For the Period Ended
                                                                  December 31, 1999 *                   February 28, 1999 **
                                                           -------------------------------        -------------------------------
NET INVESTMENT INCOME:
 Interest...............................................                        $9,956,770                             $5,516,159
                                                           -------------------------------        -------------------------------
     Total Investment Income............................                         9,956,770                              5,516,159
                                                           -------------------------------        -------------------------------

EXPENSES (NOTE 2):
 Advisory fees..........................................                           189,564                                104,611
                                                           -------------------------------        -------------------------------
     Total Expenses.....................................                           189,564                                104,611
                                                           -------------------------------        -------------------------------
NET INVESTMENT INCOME...................................                         9,767,206                              5,411,548
                                                           -------------------------------        -------------------------------

NET REALIZED GAIN ON INVESTMENTS
 Net realized gain on sale of investments...............                             4,552                                      -
Net Gain on Investments.................................                             4,552                                      -
                                                           -------------------------------        -------------------------------

 NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS.........................................                        $9,771,758                             $5,411,548
                                                           ===============================        ===============================

 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
** Period from September 1, 1998 (commencement of operations) to February 28,
   1999.


The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------


                                                                      For the Period Ended                 For the Period Ended
                                                                       December 31, 1999 *                 February 28, 1999 **
                                                                -------------------------------      -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income..................................                      $  9,767,206                         $  5,411,548
      Net realized gain on sale of investments...............                             4,552                                    -
Net increase in net assets resulting from operations.........                         9,771,758                            5,411,548
                                                                -------------------------------      -------------------------------
Net increase (decrease) in net assets resulting from
      beneficial interest transactions.......................                      (26,944,817)                          257,234,773
                                                                -------------------------------      -------------------------------

Increase (Decrease) in Net Assets............................                      (17,173,059)                          262,646,321

NET ASSETS:
Beginning net assets.........................................                       262,646,321                                    -
                                                                -------------------------------      -------------------------------
Ending net assets............................................                      $245,473,262                         $262,646,321
                                                                ===============================      ===============================

 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
** Period from September 1, 1998 (commencement of operations) to February 28,
   1999.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1. Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio"). The Money Market Master Portfolio commenced operations on September 1, 1998, with the transfer of $170,362,016 in securities from Money Market Fund, of MasterWorks Funds Inc. (now Barclays Global Investors Funds, Inc.).

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Effective February 10, 1999, the Board of Trustees of MIP approved a change in fiscal year-end of the Master Portfolio from February 28 to December 31. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

     Security Valuation

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     Security Transactions and Income Recognition

     Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

     Federal Income Taxes

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the Master Portfolio.

     Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Money Market Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

Financial Highlights

     The ratios of expenses and net investment income to average net assets for the Master Portfolio are as follows:

                                                                 For the         For the
                                                            Period Ended    Period Ended
                                                            December 31,    February 28,
     Money Market Master Portfolio                                1999 *         1999 **
     -----------------------------------------------------------------------------------
     Ratio of expenses to average net assets +                    0.10%            0.10%
     Ratio of net investment income to average net assets +       5.23%            5.17%

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

+    Annualized for period of less than one year.

Independent Auditors' Report
-----------------------------

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Master Portfolio (one portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations and changes in net assets, for the ten-month period then ended and for the period from September 1, 1999 (commencement of operations) to February 28, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.

                                                             KPMG LLP

San Francisco, California
February 11, 2000